Liquidity And Going Concern	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
Concentration Risk [Line Items]
LIQUIDITY AND GOING CONCERN
3.	LIQUIDITY AND GOING CONCERN
The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company incurred a net loss of $20,180,601 and $14,273,031, respectively, for the years ended December 31, 2023
,
and 2022. The Company had net cash used in operations of $
9,209,643
and $2,855,097,
respectively, for the years ended December 31, 2023, and 2022. The Company had negative working capital as of December 31, 2023
,
and 2022. In addition, the Company has $13,237,564 of debt maturing within one year after the date the financial statements are issued. The Company does not have sufficient cash on hand or available liquidity to sustain its operations or repay the debt maturing within one year after the date the financial statements are issued. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern.
In response to these conditions, management’s plan includes obtaining the additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing through the issuance and sale of Series A Preferred Stock, raising capital through a successful de-SPAC
transaction, issuing debt, or entering into other financing arrangements. However, these plans have not been finalized and are not within the Company’s control, and therefore cannot be deemed probable. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.
The accompanying consolidated financial statements do not include any adjustments to reflect the possible
future effects on the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.